ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2022
Accrued Liabilities and Other Liabilities [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
16.
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consisted of the followings:

	As of December 31,
	2021	2022
	RMB	RMB
Deposits*	—	287,001
Accrued expenses	89,329	254,943
Others	29,479	30,191
	118,808	572,135

The balances represent deposits held by the Group related to the back-to-back guarantee arrangement from an asset management company.